Earnings Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	30,953,078	31,312,749	29,678,529	31,223,842
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	2,590,809	1,990,655	1,162,439	1,902,068
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	2,715,816	3,675,641	2,869,837	3,503,527
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities	25,646,453	25,646,453	25,646,253	25,818,247,000